Common Stock	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Common Stock
11. Common Stock

We have six classes of common stock: Class A, Class B, Class M-1, Class M-2, Class M-3 and Class M-4. The Class M-1, Class M-2, Class M-3 and Class M-4 shares are collectively referred to as Class M shares.

Class A shares collectively represent 55% of the total voting power of the Company. Class B shares collectively represent the remaining 45% of the total voting power of the Company, and are beneficially owned by shareholders who are members of the Apollo Group, as defined in our bye-laws. Class B shares can be converted to Class A shares on a one-to-one basis at any time upon notice to us. Class M shares are restricted, non-voting shares issued under equity incentive plans. Our bye-laws place certain restrictions on Class A shares such that (1) a holder of Class A shares, including its affiliates, cannot control greater than 9.9% of the total outstanding vote and if a holder of Class A shares were to control greater than 9.9%, then a holder's voting power is automatically reduced to 9.9% and the other holders of Class A shares would vote the remainder on a prorated basis, (2) the total voting power held by members of our management and employees of the Apollo Group is limited to 3% and (3) Class A shares may be deemed non-voting when owned by a shareholder who owns Class B shares, has an equity interest in certain Apollo entities, or is a member of the Apollo Group.

Share Activities

2016

•
We issued 3,098,946 Class A shares during the fourth quarter of 2016 from conversion of Class M-1, M-2, M-3 and M-4 shares and settlement of Class M-4 RSUs. All conversions were settled in shares net of the conversion price and, as a result, no proceeds were received from the conversions.

•
On December 14, 2016, we completed the initial public offering (IPO) of our Class A common shares. Shareholders sold 31,050,000 existing Class A shares through the offering. We did not sell any shares in the IPO. A total of 24,158,146 Class B shares were converted into Class A shares on a one-for-one basis in order to participate in the IPO.

2015

•
We received $1,038 million to settle remaining capital commitments executed on April 4, 2014 in connection with a private placement offered to accredited investors. As a result, we issued 31,564,339 Class A shares and 8,369,230 Class B shares at $26.00 per share.

•	We received commitments and issued an additional 2,315,113 Class A shares at $26.02 per share, resulting in proceeds received of $60 million.

•
In satisfaction of our final obligations under the Transaction Advisory Services Agreement (TASA) earned by Apollo in 2014, we issued 2,311,853 Class B shares. See Note 17 – Related Parties for further information on the TASA.

2014

•
We received commitments for 41,201,578 Class A shares and 8,730,769 Class B shares as a result of a private placement offered to accredited investors launched in late 2013. Of that commitment, 8,240,316 Class A shares and 1,746,154 Class B shares were issued at $26.00 per share in April 2014, which represented a drawdown of 20% of the committed capital in the private placement at the time. The commitment for the remaining 39,945,877 shares was settled in 2015 as described above.

•	To encourage significant investment by key employees, we issued 3,693,730 Class A shares at a discounted price of $13.46 pursuant to our equity incentive plan.

•	We issued a total of 11,426,883 Class B shares in satisfaction of certain of our obligations under the TASA. This agreement is further described in Note 17 – Related Parties.

•	We converted a note issued as part of a contribution agreement in 2012 with AAA Guarantor – Athene, L.P. and its subsidiary, Apollo Life Re Ltd., into 3,808,626 Class B shares.

•
We authorized the following additional shares at a par value of $0.001 per share: (1) 87,110,662 Class A shares, (2) 175,000,000 Class B shares, (3) two new classes of incentive compensation shares consisting of 7,500,000 Class M-3 shares and 7,500,000 Class M-4 shares and (4) 149,998,898 shares of capital stock, which remain undesignated.

The table below shows the changes in each class of shares issued and outstanding:

	Years ended December 31,
	2016	2015	2014
Class A
Beginning balance	50,151,265	15,752,736	494,200
Issued shares	3,360,471	34,498,220	11,950,844
Forfeited shares	(37,188)	—	—
Repurchased shares	(313,313)	(99,691)	—
Converted from Class B shares	24,158,146	—	3,307,692
Ending balance	77,319,381	50,151,265	15,752,736
Class B
Beginning balance	135,963,975	125,282,892	114,605,747
Issued shares	—	10,681,083	16,981,664
Repurchased shares	—	—	(2,996,827)
Converted to Class A shares	(24,158,146)	—	(3,307,692)
Ending balance	111,805,829	135,963,975	125,282,892
Class M-1
Beginning balance	5,198,273	5,198,273	5,198,273
Converted to Class A shares	(1,155,303)	—	—
Forfeited shares	(270,543)	—	—
Repurchased shares	(298,222)	—	—
Ending balance	3,474,205	5,198,273	5,198,273
Class M-2
Beginning balance	3,125,869	3,125,869	3,226,792
Converted to Class A shares	(1,788,998)	—	—
Forfeited shares	(161,474)	—	(80,738)
Repurchased shares	(107,650)	—	(20,185)
Ending balance	1,067,747	3,125,869	3,125,869
Class M-3
Beginning balance	3,110,000	3,350,000	—
Issued shares	—	—	3,390,000
Converted to Class A shares	(1,443,700)	—	—
Forfeited shares	(224,000)	(216,000)	(32,000)
Repurchased shares	(96,000)	(24,000)	(8,000)
Ending balance	1,346,300	3,110,000	3,350,000
Class M-4
Beginning balance	5,038,443	—	—
Issued shares	990,650	5,316,751	—
Converted to Class A shares	(79,031)	—	—
Forfeited shares	(452,528)	(242,050)	—
Repurchased shares	(99,732)	(36,258)	—
Ending balance	5,397,802	5,038,443	—